Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2024	33,370,775	0.21	6.07	0.88	997,133
Granted*	37,400,000	0.0014		0.05
Forfeited	(4,139,084)	0.0014		0.26
Exercised	(1,416,600)	0.0014		0.96
Outstanding as of December 31, 2024	65,215,091	0.11	7.50	0.44	1,570,990
Vested and expect to vest as of December 31, 2024	65,215,091	0.11	7.50	0.44	1,570,990
Exercisable as of December 31, 2024	37,750,238	0.18	6.24	0.66	880,819

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2022, 2023 and 2024 were as follows:

	For the years ended December 31
Grant date	2022	2023	2024
Expected volatility	58.0%~59.0%	61.2%	92.51%~106.51%
Risk-free interest rate	2.75%~2.84%	2.9%	3.96%~4.09%
Exercise multiples	2.2~2.8	2.2	2.2~92.2
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$0.09~$0.24	$0.19	$0.03~$0.05

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31
	2022	2023	2024
Sales and marketing expenses	17,305	17,243	10,204
Research and development expenses	28,624	26,954	14,656
General and administrative expenses	83,629	39,498	37,057
	129,558	83,695	61,917

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group's activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2024:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2024	1,243,080	3.8
Granted	—	—
Vested	(1,009,747)	3.7
Forfeited	(100,000)	4.2
Outstanding as of December 31, 2024	133,333	4.2